Consolidated Statements of Changes in Shareholders' Equity Deficiency - USD ($)	Total	Common Stock	Additional Paid-In Capital	Accumulated Deficit
Beginning Balance at Dec. 31, 2013	$ (1,769,821)	$ 19,626	$ 130,549,930	$ (132,339,377)
Beginning Balance, Shares at Dec. 31, 2013		19,626,439
Issuance of common stock pursuant to Lincoln Park Equity line	470,475	$ 231	470,244
Issuance of common stock pursuant to Lincoln Park Equity line, Shares		230,743
Issuance of common stock to vendors	256,040	$ 121	255,919
Issuance of common stock to vendors, Shares		121,000
Issuance of shares from exercise of stock options	28,078	$ 37	28,041
Issuance of shares from exercise of stock options, shares		36,672
Reclassification of warrant liability upon partial exercise of warrants issued in unit offering	1,055,490		1,055,490
Fair value of common stock warrants issued to vendors	4,775		4,775
Issuance of common stock to collaboration partner	100,002	$ 43	99,959
Issuance of common stock to collaboration partner, Shares		43,067
Shares issued in connection with acquisition of in-process research and development	$ 3,750,000	$ 1,849	3,748,151
Shares issued in connection with acquisition of in-process research and development, Shares		1,849,113
Issuance of common stock from cashless exercise of warrants		$ 143	(143)
Issuance of common stock from cashless exercise of warrants, Shares		143,004
Share-based compensation expense	$ 720,150		720,150
Common stock issued in unit offering, net of offering costs of $344,808	1,937,894	$ 1,887	$ 1,936,007
Common stock issued in unit offering, net of offering costs of $344,808, Shares		1,886,530
Net loss	(6,706,972)			$ (6,706,972)
Ending Balance at Dec. 31, 2014	(153,889)	$ 23,937	$ 138,868,523	$ (139,046,349)
Ending Balance, Shares at Dec. 31, 2014		23,936,568
Issuance of common stock pursuant to Lincoln Park Equity line	1,339,177	$ 842	1,338,335
Issuance of common stock pursuant to Lincoln Park Equity line, Shares		841,348
Issuance of common stock pursuant to Equity Line Purchase Agreement	2,500,000	$ 4,546	2,495,454
Issuance of common stock pursuant to Equity Line Purchase Agreement, Shares		4,545,770
Stock issuance cost associated with Equity Line Purchase Agreement	(453,162)		(453,162)
Issuance of common stock to vendors	232,212	$ 166	232,046
Issuance of common stock to vendors, Shares		166,282
Issuance of shares from exercise of stock options	19,250	$ 33	19,217
Issuance of shares from exercise of stock options, shares		33,125
Issuance of shares for exercise of warrants	1,117,521	$ 1,746	1,115,775
Issuance of shares for exercise of warrants, Shares		1,746,429
Reclassification of warrant liability upon partial exercise of warrants issued in unit offering	2,557,331		2,557,331
Share-based compensation expense	654,481		$ 654,481
Net loss	(7,831,230)			$ (7,831,230)
Ending Balance at Dec. 31, 2015	$ (18,309)	$ 31,270	$ 146,828,000	$ (146,877,579)
Ending Balance, Shares at Dec. 31, 2015		31,269,522